Label	Element	Value
Global Atlantic Goldman Sachs Core Fixed Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Global Atlantic Goldman Sachs Core Fixed Income Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide total return consisting of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity or variable life insurance contract. If they were included, your costs would be higher. Please refer to your variable contract prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities or instruments (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year ended December 31, 2023, the Portfolio's portfolio turnover rate was 70% of the average value of its portfolio (369% including dollar roll transactions).

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio's financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except that the Example reflects any applicable contractual fee waivers/expense reimbursement arrangements for only the first year). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In seeking to achieve the Portfolio's investment objective, the Portfolio's sub-adviser, Goldman Sachs Asset Management, L.P. ("GSAM" or the "Sub-Adviser"), invests, under normal circumstances, at least 80% of the Portfolio's net assets, plus any borrowings for investment purposes in fixed-income securities, including securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises ("U.S. Government Securities"), corporate debt securities, collateralized loan obligations (limited to no more than 15% of the Portfolio's net assets), privately issued adjustable rate and fixed rate mortgage loans or other mortgage-related securities ("Mortgage-Backed Securities") and asset-backed securities. The Portfolio may also invest in custodial receipts, fixed-income securities issued by or on behalf of states, territories, and possessions of the United States (including the District of Columbia) ("Municipal Securities") and convertible securities.

The Portfolio may also engage in forward foreign currency transactions for both hedging and non-hedging purposes. The Portfolio also intends to invest in derivatives, including (but not limited to) interest rate futures, interest rate swaps and credit default swaps, which are used primarily to hedge the Portfolio's portfolio risks, manage the Portfolio's duration and/or gain exposure to certain fixed-income securities or indices. The Portfolio may purchase or sell Mortgage-Backed Securities issued or guaranteed by U.S. government agencies or sponsored enterprises ("Agency Mortgage-Backed Securities") on a delayed delivery or forward commitment basis through the to-be-announced ("TBA") market. With TBA transactions, the particular securities to be delivered must meet specified terms and standards.

The value of the Portfolio's investments in non-U.S. dollar denominated obligations (hedged or unhedged against currency risk) will not exceed 25% of its total assets measured at the time of purchase ("Total Assets") and 10% of the Portfolio's Total Assets may be invested in sovereign and corporate debt securities and other instruments of issuers in emerging market countries ("emerging countries debt"). Additionally, exposure to non-U.S. currencies (unhedged against currency risk) will not exceed 25% of the Portfolio's Total Assets. In pursuing its investment objective, the Portfolio uses the Bloomberg U.S. Aggregate Bond Index (the "Index") as its performance benchmark, but the Portfolio will not attempt to replicate the Index. The Portfolio may, therefore, invest in securities that are not included in the Index.

The Portfolio may invest in fixed-income securities rated at least BBB– or Baa3 at the time of purchase. Securities will either be rated by a nationally recognized statistical rating organization ("NRSRO") or, if unrated, determined by GSAM to be of comparable credit quality. After its purchase, a portfolio security may be assigned a lower rating or cease to be rated, which may affect the market value and liquidity of the security. If this occurs, the Portfolio may continue to hold the security if GSAM believes it is in the best interest of the Portfolio and its shareholders.

The Portfolio's target duration range under normal interest rate conditions is expected to approximate that of the Index, plus or minus 1.5 years, and since the Portfolio's inception on November 1, 2017 through December 31, 2023, the duration of the Index has ranged between 5.59 and 6.53 years. "Duration" is a measure of a debt security's price sensitivity to changes in interest rates. The longer the duration of the Portfolio (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security's market price.

The Sub-Adviser employs a fundamental investment process that may integrate traditional fundamental factors alongside environmental, social and governance ("ESG") factors. No one factor or consideration is determinative in the fundamental investment process.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	In seeking to achieve the Portfolio's investment objective, the Portfolio's sub-adviser, Goldman Sachs Asset Management, L.P. ("GSAM" or the "Sub-Adviser"), invests, under normal circumstances, at least 80% of the Portfolio's net assets, plus any borrowings for investment purposes in fixed-income securities, including securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises ("U.S. Government Securities"), corporate debt securities, collateralized loan obligations (limited to no more than 15% of the Portfolio's net assets), privately issued adjustable rate and fixed rate mortgage loans or other mortgage-related securities ("Mortgage-Backed Securities") and asset-backed securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio's Class I shares for each full calendar year since the Portfolio's inception and the table shows how the average annual total returns of the Portfolio's Class I shares compared with the returns of an index that measures broad market performance. The performance in the bar chart and the table does not include the effect of variable contract charges. If variable contract charges had been included, performance would have been lower. Because all of the Portfolio's shares are invested in the same portfolio of securities. You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I Annual Total Return by Calendar Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter	4th Quarter 2023	7.12%
Lowest Quarter	1st Quarter 2022	-6.16%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.16%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Performance Table Average Annual Total Returns (For periods ended December 31, 2023)
Global Atlantic Goldman Sachs Core Fixed Income Portfolio | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Global Atlantic Goldman Sachs Core Fixed Income Portfolio | Collateralized Loan Obligations Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Collateralized Loan Obligations Risk: A collateralized loan obligation ("CLO") is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CLOs may charge management and other administrative fees.
Global Atlantic Goldman Sachs Core Fixed Income Portfolio | Convertible Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Convertible Securities Risk: The market value of a convertible security is usually inversely related to the market interest rate. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. A convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock into which it may be converted.
Global Atlantic Goldman Sachs Core Fixed Income Portfolio | Credit Default Swaps Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Default Swaps Risk: Credit default swaps may have as reference obligations one or more securities that are not currently held by the Portfolio. The protection "buyer" may be obligated to pay the protection "seller" an up-front payment or a periodic stream of payments over the term of the contract, provided generally that no credit event on a reference obligation has occurred. Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).
Global Atlantic Goldman Sachs Core Fixed Income Portfolio | Derivatives Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk: The use of derivatives may increase costs, reduce the Portfolio's returns and/or increase volatility. The use of derivatives may also result in leverage, which can magnify the effects of changes in the value of investments, make such investments more volatile and expose the Portfolio to losses that exceed the initial amount invested. Many types of derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligation. Derivatives are subject to risks arising from margin requirements. In addition, the fluctuations in the values of derivatives may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose the Portfolio to losses and could make derivatives more difficult to value accurately. Derivative investments are further subject to regulatory risks, from both U.S. and foreign regulators that may impact the availability, liquidity and costs associated with such investments and potentially limit the ability of mutual funds to invest in derivatives.
Global Atlantic Goldman Sachs Core Fixed Income Portfolio | Emerging Markets Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
Global Atlantic Goldman Sachs Core Fixed Income Portfolio | Fixed Income Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fixed Income Risk: The value of bonds and other fixed-income securities will fluctuate with changes in interest rates. Typically, a rise in periods of volatility and rising interest rates may lead to increased redemptions and volatility and decreased liquidity in the fixed-income markets, making it more difficult to sell fixed-income holdings. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Other risk factors include credit risk (the debtor may default), prepayment risk (the debtor may pay its obligations early, reducing the amount of interest payments), extension risk (repayments may occur more slowly if interest rates rise) and income risk (distributions to shareholders may decline where interest rates fall or defaults occur). These risks could affect the value of a particular investment, possibly causing the Portfolio's share price and total return to be reduced and fluctuate more than other types of investments.
Global Atlantic Goldman Sachs Core Fixed Income Portfolio | Foreign Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Currency Risk: Exposure to foreign securities denominated in non-US dollar currencies will subject the Portfolio to currency trading risks that include market risk and country risk. Market risk results from adverse changes in exchange rates. Country risk arises because a government may interfere with transactions in its currency.
Global Atlantic Goldman Sachs Core Fixed Income Portfolio | Foreign Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, restrictions on capital movements, less developed or less efficient trading markets, political instability, sanctions, and differing auditing and legal standards.
Global Atlantic Goldman Sachs Core Fixed Income Portfolio | Forward Currency Contracts Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Forward Currency Contracts Risk: Use of forward currency contracts can have the effect of reducing returns, limiting opportunities for gain and creating losses. Forward currency contracts do not eliminate fluctuations in the value of foreign securities but allow the Portfolio to establish a fixed rate of exchange for a future point in time.
Global Atlantic Goldman Sachs Core Fixed Income Portfolio | Issuer Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer Risk: The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance or the historical and prospective earnings of the issuer.
Global Atlantic Goldman Sachs Core Fixed Income Portfolio | Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk: Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors' interests, which may force the Portfolio to sell securities at an unfavorable time and/or under unfavorable conditions. Large redemptions by shareholders may have a negative impact on the Portfolio's liquidity.
Global Atlantic Goldman Sachs Core Fixed Income Portfolio | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk: The Portfolio's strategies may not produce the desired results, and may result in losses to the Portfolio.
Global Atlantic Goldman Sachs Core Fixed Income Portfolio | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk: Overall securities market risks may affect the value of individual securities. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets. Local, regional or global events such as war, military conflict, acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, increased government spending, social unrest or other events could also have a significant impact on the Portfolio and its investments.
Global Atlantic Goldman Sachs Core Fixed Income Portfolio | Mortgage- and Asset-Backed Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mortgage- and Asset-Backed Securities Risk: Mortgage- and asset-backed securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. An investor may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying loans. To the investor this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the investor may have paid. Mortgage prepayments generally increase when interest rates fall. Mortgage-backed securities also are subject to extension risk. Rising interest rates could reduce the rate of prepayments on mortgage-backed securities and extend their life. This could cause the price of the mortgage-backed securities and the Portfolio's share price to fall and would make the mortgage-backed securities more sensitive to interest rate changes. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.
Global Atlantic Goldman Sachs Core Fixed Income Portfolio | Municipal Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Municipal Securities Risk: Municipal Securities are subject to credit/default risk, interest rate risk and certain additional risks. The Portfolio may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Generally, municipalities continue to experience difficulties in the current economic and political environment.
Global Atlantic Goldman Sachs Core Fixed Income Portfolio | Over-the-Counter Transactions Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Over-the-Counter Transactions Risk: The Portfolio engages in over-the-counter ("OTC") transactions, some of which trade in a dealer network, rather than on an exchange. In general, there is less governmental regulation and supervision of transactions in the OTC markets than transactions entered into on organized exchanges, with OTC transactions subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations.
Global Atlantic Goldman Sachs Core Fixed Income Portfolio | Portfolio Turnover Rate Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Portfolio Turnover Rate Risk: A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses, including higher transaction costs, which must be borne by the Portfolio and its shareholders.
Global Atlantic Goldman Sachs Core Fixed Income Portfolio | Sovereign Debt Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sovereign Debt Risk: Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt.
Global Atlantic Goldman Sachs Core Fixed Income Portfolio | To Be Announced (TBA) Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	To Be Announced (TBA) Securities Risk: TBA securities are standardized contracts for future delivery of fixed-rate mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until shortly before settlement. TBA securities include when-issued and delayed delivery securities and forward commitments. TBA securities involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation.
Global Atlantic Goldman Sachs Core Fixed Income Portfolio | Underlying Money Market Fund Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Underlying Money Market Fund Risk: Underlying money market funds are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio. As a result, your cost of investing in the Portfolio will be higher than the cost of investing directly in an underlying money market fund and may be higher than other mutual funds that invest directly in money market instruments and other investments. Because the Portfolio's investments include shares of the underlying money market funds, the Portfolio's risks include the risks of each underlying money market fund.
Global Atlantic Goldman Sachs Core Fixed Income Portfolio | U.S. Government Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	U.S. Government Securities Risk: The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.
Global Atlantic Goldman Sachs Core Fixed Income Portfolio | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2017
Global Atlantic Goldman Sachs Core Fixed Income Portfolio | Global Atlantic Goldman Sachs Core Fixed Income Portfolio Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	157
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	274
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	616
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	50
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	157
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	274
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 616
Annual Return 2018	rr_AnnualReturn2018	(0.55%)
Annual Return 2019	rr_AnnualReturn2019	9.49%
Annual Return 2020	rr_AnnualReturn2020	9.49%
Annual Return 2021	rr_AnnualReturn2021	(1.98%)
Annual Return 2022	rr_AnnualReturn2022	(13.84%)
Annual Return 2023	rr_AnnualReturn2023	5.73%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.99%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2017
Global Atlantic Goldman Sachs Core Fixed Income Portfolio | Global Atlantic Goldman Sachs Core Fixed Income Portfolio Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.74%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The "Other Expenses" for Class II and Class III shares are based on estimated amounts.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	411
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	918
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	76
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	237
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	411
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 918
Global Atlantic Goldman Sachs Core Fixed Income Portfolio | Global Atlantic Goldman Sachs Core Fixed Income Portfolio Class III Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.34%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.14%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.64%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The "Other Expenses" for Class II and Class III shares are based on estimated amounts.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	205
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	357
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	798
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	65
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	205
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	357
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 798

[1]	The "Other Expenses" for Class II and Class III shares are based on estimated amounts.
[2]	Acquired Fund Fees and Expenses are the indirect cost of investing in other investment companies, the costs of which will not be included in the Portfolio's financial statements. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.